VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities
The following table presents the summarized financial information about the Company’s consolidated VIEs, which are included in the Consolidated Balance Sheets as of December 31, 2025 and December 31, 2024.

	Years Ended December 31,
($ in thousands)	2025	2024
Current assets	20,468	$15,056
Non-current assets	119,100	82,910
Current liabilities	(4,184)	(1,741)
Non-current liabilities	(173,430)	(132,230)
Non-controlling interests	1,759	981
Deficit attributable to Cresco Labs Inc.	36,287	35,024
The following table presents the summarized financial information about the Company’s consolidated VIEs, which are included in the Consolidated Statements of Operations for the years ended December 31, 2025 and 2024:

	Year Ended December 31,
($ in thousands)	2025	2024
Revenue	22,726	23,275
Net loss attributable to non-controlling interests	(778)	(899)
Net loss attributable to Cresco Labs Inc.	(1,401)	(5,327)
Net loss	(2,178)	(6,226)